CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2025	Oct. 31, 2024
ASSETS
Cash on hand	$ 96,380	$ 1,097
Cash in transit	100,000	0
Escrow	23,400	0
Prepaid expenses	31,260	18,050
Accounts receivable	538,590	0
Total current assets	789,630	19,147
Right of use assets	43,582	0
Software development costs, net	6,500	9,750
Website development costs, net	4,736	7,644
Total Assets	844,448	36,541
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	296,962	1,398
Accounts payable - related party	10,565	14,000
Loan payable	0	12,945
Related party loan	0	4,065
Income tax payable	85,844	0
Operating lease liability, current	27,519	0
Total current liabilities	420,890	32,408
Operating lease liability, non-current	16,089	0
Total liabilities	436,979	32,408
Commitments and Contingencies
Stockholders’ Equity
Common stock, $0.001 par value, 75,000,000 shares authorized; 8,092,000 and 8,092,000 shares issued and outstanding at par	8,092	8,092
Additional paid in capital	76,440	39,748
Retained earnings (Accumulated deficit)	322,937	(43,707)
Total Stockholders’ Equity	407,469	4,133
Total Liabilities and Stockholders’ Equity	$ 844,448	$ 36,541